   As filed with the Securities and Exchange Commission on December 21, 2001
                                               Securities Act File No. 333-67880

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                                 --------------

       [_] Pre-Effective Amendment No.[X] Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)

                                 --------------

                             SUNAMERICA EQUITY FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                                 --------------

                                 1-800-858-8850
                        (Area Code and Telephone Number)

                                 --------------

                                733 Third Avenue
                                   Third Floor
                               New York, NY 10017
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

                                 --------------

                              Robert M. Zakem, Esq.
                      c/o SunAmerica Asset Management Corp.
                                733 Third Avenue
                                   Third Floor
                               New York, NY 10017
                     (Name and Address of Agent for Service)

                                 --------------

                                   Copies to:
                              Counsel for the Fund:
                               Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022
                        Attention: Joel H. Goldberg, Esq.

================================================================================
It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

This amendment consists of the following:

     (1) Facing Sheet of the Registration Statement; and
     (2) Part C of the Registration Statement (including signature page).

Parts A and B are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-67880) filed on October 3, 2001.

This amendment is being filed solely to file as Exhibits No. 12(a) - (h) to this Registration Statement on Form N-14 the opinions and consents of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters.

                                     PART C

                                OTHER INFORMATION

ITEM 15.   INDEMNIFICATION

     Reference is made to Section 5.1 of the Registrant's By-Laws which is set forth below.

5.1  Indemnification of Trustees, Officers, Employees And Agents

     a) The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Registrant or any of its shareholders) by reason of the fact that he is or was a Trustee, officer, employee or agent of the Registrant. The indemnification shall be against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement, actually and reasonably incurred by him in connection with the action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal action or proceedings, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     b) The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or on behalf of the Registrant or any of its shareholders to obtain a judgment or decree in its favor by reason of the fact that he is or was a Trustee, officer, employee or agent of the Registrant. The indemnification shall be against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of the action or suit, if acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; except that such indemnification shall preclude payment upon any liability, whether or not there is an adjudication of liability, arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as described in Section 17(h) and (i) of the Investment Company Act of 1940 (the "Investment Company Act").

     c) To the extent that a Trustee, officer, employee or agent of the Registrant has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) or (b) or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     d) (1) Unless a court orders otherwise, any indemnification under subsections (a) or (b) above may be made by the Registrant only as authorized in the specific case after a determination that indemnification of the Trustee, officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) or (b).

        (2)   The determination shall be made:

             (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who were not parties to the action, suit or proceeding; or

             (ii) if the required quorum is not obtainable, or if a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; or

             (iii) by the Shareholders.

        (3) Notwithstanding the provisions of Section 5.1 of the Registrant's By-Laws, no person shall be entitled to indemnification for any liability, whether or not there is an adjudication of liability, arising by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of duties as described in Section 17(h) and (i) of the Investment Company Act ( "Disabling Conduct "). A person shall be deemed not liable by reason of Disabling Conduct if, either:

               (i) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the person to be indemnified ("Indemnitee") was not liable by reason of Disabling Conduct; or

               (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, is made by either:

                     (A) a majority of a quorum of Trustees who are neither
               "interested persons" of the Registrant, as defined in section 2(a)(19) of the Investment Company Act, nor parties to the action, suit or proceeding;

                     (B) an independent legal counsel in a written opinion.

     e) Expenses, including attorneys' fees, incurred by a Trustee, officer, employee or agent of the Registrant in defending a civil or criminal action, suit or proceeding may be paid by the Registrant in advance of the final disposition thereof if:

          (1)  authorized in the specific case by the Trustees; and

          (2) the Registrant receives an undertaking by or on behalf of the Trustee, officer, employee or agent of the Registrant to repay the advance if it is not ultimately determined that such person is entitled to be indemnified by the Registrant; and

          (3)   either,

               (i)   such person provides a security for his undertaking; or

               (ii) the Registrant is insured against losses by reason of any lawful advances; or

               (iii) a determination, based on a review or readily available facts, that there is reason to believe that such person ultimately will be found entitled to indemnification, is made by either

                     (A) a majority of a quorum which consists of Trustees who
               are neither "interested persons" of the Registrant, as defined in section 2(a)(19) of the Investment Company Act, nor parties to the action, suit or proceeding; or

                     (B) an independent legal counsel in a written opinion.

     f) The indemnification provided by Section 5.1 of the Registrant's By-Laws shall not be deemed exclusive of any other rights to which a person may be entitled under any by-law, agreement, vote of Shareholders or disinterested Trustees or otherwise, both as to action in his official capacity and as to action in another application while holding office, and shall continue as to a person who has ceased to be a Trustee, officer, employee or agent and inure to the benefit of the heirs, executors and administrators of such person; provided that no person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the property of the Registrant, and no Shareholder, as such, shall be personally liable with respect to any claim for indemnity or reimbursement or otherwise.

     g) The Registrant may purchase and maintain insurance on behalf of any person who is or was a Trustee, officer, employee or agent of the Registrant, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such. However, in no event will the Registrant pay that portion of insurance premiums, if any, attributable to coverage which would indemnify any officer or Trustee against liability for Disabling Conduct.

     h) Nothing contained in Section 5.1 of the Registrant's By-laws shall be construed to protect any Trustee or officer of the Registrant against any liability to the Registrant or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Reference is made to Section 5.3 of the Registrant's Declaration of Trust which provides that Trustees shall provide for indemnification by the Registrant of any person who is, or has been a Trustee, officer, employee or agent of the Registrant against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof, in such manner as the Trustees may provide from time to time in the By-Laws of the Registrant.

     The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     Reference is made to Section 5 of the Distribution Agreement (the "Distribution Agreement") between SunAmerica Capital Services, Inc. (the "Distributor") and the Registrant which is set forth below:

          (a) The Registrant will indemnify and hold harmless the Distributor and each person, if any, who controls the Distributor within the meaning of the Investment Company Act against any losses, claims, damages or liabilities to which the Distributor or such controlling person may become subject, under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement Additional Information or any other written sales material prepared by the Registrant or the separate investment portfolios of the Registrant (the "Funds") which is utilized by the Distributor in connection with the sale of shares of beneficial interest of a Fund (the "Shares") or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statements therein not misleading in the light of the circumstances under which they were made; and will reimburse the Distributor and each such controlling person for any legal or other expenses reasonably incurred by the Distributor or such controlling person in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that the Registrant or the Funds will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon any untrue statement or alleged untrue statement or omission or alleged omission made in such Registration Statement, Prospectus or Statement of Additional Information in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and provided, further, that nothing in the Distribution Agreement shall be so construed as to protect the Distributor against any liability to the Registrant or the Funds, or the security holders of the Funds to which the Distributor would otherwise be subject by reason of Disabling Conduct. This indemnity provision will be in addition to any liability which the Registrant may otherwise have.

          (b) The Distributor will indemnify and hold harmless the Registrant, each of its Trustees and officers and each person, if any, who controls the Registrant within the meaning of the Investment Company Act, against any losses, claims, damages or liabilities to which the Registrant or any such Trustee, officer or controlling person may become subject under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement of Additional Information or any sales material not prepared by the Registrant or the Funds which is utilized in connection with the sale of the Shares or arise out of or are based upon the omissions or the alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statement therein not misleading in the light of the circumstances under which they were made, in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and the Distributor will reimburse any legal or other expenses reasonably incurred by the Registrant or any such Trustee, officer or controlling person in connection with investigating or defending any such loss, claim, damage, liability or action. This indemnity provision will be in addition to any liability which the Distributor may otherwise have.

     Reference is made to Section 7 of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Registrant and SunAmerica Asset Management Corp. ("SAAMCo") which is set forth below.

     7. Liability of Adviser. In the absence of Disabling Conduct on the part of SAAMCo (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo), SAAMCo shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which the Advisory Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Except for such Disabling Conduct, the Registrant shall indemnify SAAMCo (and its officers, directors, partners, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo) (collectively, the "Indemnified Parties") from any liability arising from SAAMCo's conduct under the Advisory Agreement.

     Indemnification to SAAMCo or any of its personnel or affiliates shall be made when (i) a final decision on the merits rendered, by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of Disabling Conduct or, (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of Disabling Conduct, by (a) the vote of a majority of a quorum of the Trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act nor parties to the proceeding ("disinterested, non-party Trustees") or (b) an independent legal counsel in a written opinion. The Registrant may, by vote of a majority of the disinterested, non-party Trustees advance attorneys' fees or other expenses incurred by an Indemnified Party in defending a proceeding upon the undertaking by or on behalf of the Indemnified Party to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following:
(1) the person to be indemnified shall provide a security for his undertaking,
(2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Trustees or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16.   EXHIBITS

  Exhibit No.
  -----------

        1.      (a) Declaration of Trust of the Registrant. (1)

                (b) Amendment to Declaration of Trust of the Registrant. (1)

                (c) Amendment to Declaration of Trust of Registrant. (4)

        2.      By-laws of the Registrant. (1)

        3.      Not applicable.

        4.      Form of Agreement and Plan of Reorganization.  (4)

        5. Instruments defining rights of shareholders (incorporated by reference to Exhibits 1 and 2 above).

        6.      (a) Investment Advisory and Management Agreement.  (14)

                (b) Subadvisory Agreement between SunAmerica Asset Management Corp. and American International Group Global Investment Corp. ("AIGGIC"). (14)

        7. (a) Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. (2)

                (b) Form of Selling Agreement. (15)

        8.      Directors'/Trustees' Retirement Plan. (3)

        9.      Custodian Contract, as amended. (3)

       10. (a) Form of Distribution Plan pursuant to Rule 12b-1 (Class A shares). (2)

                (b) Form of Distribution Plan pursuant to Rule 12b-1 (Class B shares). (2)

                (c) Form of Distribution Plan pursuant to Rule 12b-1 (Class II shares). (2)

                (d) Amended and Restated Plan pursuant to Rule 18f-3. (14)

       11.      Opinions and consents of Robert M. Zakem, Esq. (4)

       12. (a) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Balanced Fund of North American Funds and the SunAmerica Balanced Assets Fund of SunAmerica Equity Funds. *

                (b) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Large Cap Growth Fund of North American Funds and the SunAmerica Blue Chip Growth Fund of SunAmerica Equity Funds. *

                (c) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Growth & Income Fund of North American Funds and the SunAmerica Growth and Income Fund of SunAmerica Equity Funds. *

                (d) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Mid Cap Growth Fund of North American Funds and the SunAmerica Growth Opportunities Fund of SunAmerica Equity Funds. *

  Exhibit No.
  -----------

                (e) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Global Equity Fund of North American Funds and the SunAmerica International Equity Fund of SunAmerica Equity Funds. *

                (f) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the International Equity Fund of North American Funds and the SunAmerica International Equity Fund of SunAmerica Equity Funds. *

                (g) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the International Small Cap Fund of North American Funds and the SunAmerica International Equity Fund of SunAmerica Equity Funds. *

                (h) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the SunAmerica International Equity Portfolio of SunAmerica Style Select Series, Inc. and the SunAmerica International Equity Fund of SunAmerica Equity Funds.*


       13. (a) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (3)

                (b) Service Agreement, as amended, between the Registrant and SunAmerica Fund Services, Inc. (3)

                (c) Form of Administrative and Shareholder Services Agreement. (15)

       14.      (a) Consents of PricewaterhouseCoopers LLP.(4)

                (b) Consents of Ernst & Young LLP.(4)

       15.      Not applicable.

       16.      Power of Attorney. (4)

       17. (a) Prospectus, dated January 29, 2001 of SunAmerica Equity Funds, as supplemented. (5)

                (b) Prospectus dated March 1, 2001 of North American Funds (Class A shares, Class B shares and Class C shares). (6)

                (c) Prospectus dated March 1, 2001 of North American Funds (Institutional Class I shares). (6)

                (d) Prospectus dated February 28, 2001 of SunAmerica Style Select Series, Inc. (Class A shares, Class B shares and Class II shares). (7)

                (e) Statement of Additional Information, dated January 29, 2001 of SunAmerica Equity Funds, as supplemented. (5)

                (f) Statement of Additional Information dated March 1, 2001 of North American Funds. (6)

                (g) Statement of Additional Information dated February 28, 2001 of SunAmerica Style Select Series, Inc. (7)

                (h) Combined Semi-Annual Report to Shareholders of SunAmerica Equity Funds for the six-month period ended March 31, 2001. (8)

                (i) Combined Semi-Annual Report to Shareholders of North American Funds for the six-month period ended April 30, 2001.(9)

  Exhibit No.
  -----------

                (j) Combined Semi-Annual Report to Shareholders of SunAmerica Style Select Series, Inc. for the six-month period ended April 30, 2001. (10)

                (k) Combined Annual Report to Shareholders of SunAmerica Equity Funds for the year ended September 30, 2000. (11)

                (l) Combined Annual Report to Shareholders of North American Funds for the year ended October 31, 2000. (12)

                (m) Combined Annual Report to Shareholders of SunAmerica Style Select Series, Inc. for the year ended October 31, 2000. (13)

                (n)  Presidents' Letters. (4)

                (o)  Q&As (4)

                (p)  Forms of Proxy Cards. (4)

                (q) Form of Investment Advisory Agreement between North American Funds and American General Asset Management Corp. (4)

----------------------

  *    Filed herewith.
 (1) Previously filed with Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) on January 12, 1996, and incorporated herein by this reference.
 (2) Previously filed with Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) on January 29, 1999, and incorporated herein by this reference.
 (3) Previously filed with Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) on January 27, 1997, and incorporated herein by this reference.
 (4) Previously filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-67880) on October 3, 2001 and incorporated herein by this reference to the identically numbered exhibit therein.
 (5) Previously filed with Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) on January 31, 2001, and incorporated herein by this reference.
 (6) Previously filed with Post-Effective Amendment No. 35 to North American Funds' Registration Statement on Form N-1A (File No. 33-27958) on
       March 1, 2001, and incorporated herein by this reference.
 (7) Previously filed with Post-Effective Amendment No. 28 to SunAmerica Style Select Series, Inc.'s Registration Statement on Form N-1A (File No. 333-11283) on February 28, 2001, and incorporated herein by this reference.
 (8) Previously filed on Form N-30D of SunAmerica Equity Funds (File No. 811-04801) on May 30, 2001, and incorporated herein by this reference.
 (9) Previously filed on Form N-30D of North American Funds (File No. 811-05797) on July 3, 2001, and incorporated herein by this reference.
(10) Previously filed on Form N-30D of SunAmerica Style Select Series, Inc. (File No. 811-07797) on July 2, 2001, and incorporated herein by this reference.
(11) Previously filed on Form N-30D of SunAmerica Equity Funds (File No. 811-04801) on November 30, 2000, and incorporated herein by this reference.
(12) Previously filed on Form N-30D of North American Funds (File No. 811-05797) on January 17, 2001, and incorporated herein by this reference.
(13) Previously filed on Form N-30D of SunAmerica Style Select Series, Inc. (File No. 811-07797) on January 8, 2001, and incorporated herein by this reference.
(14) Previously filed with Post-Effective Amendment No. 31 to the Registrants' Registration Statement on Form N-1A (File No. 33-8021) on November 16, 2001, and incorporated herein by this reference.

(15) Previously filed with Post-Effective Amendment No. 31 to SunAmerica Style Select Series, Inc.'s Registration Statement on Form N-1A (File No. 333-11283) on November 2, 2001 and incorporated herein by this reference.

ITEM 17.   UNDERTAKINGS.

     (a) The undersigned Registrant agrees to prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the city of New York, and State of New York, on the 18th day of December, 2001.

                                       SUNAMERICA EQUITY FUNDS
                                       (Registrant)



                                        By:               *
                                           -----------------------------------
                                                    Peter A. Harbeck,
                                                  President and Trustee

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

             Signature                                Title                             Date
             ---------                                -----                             ----
                 *                      President and Trustee (Principal
------------------------------------      Executive Officer)
         Peter A. Harbeck

                 *                      Treasurer (Principal Financial
------------------------------------      and Accounting Officer)
          Peter C. Sutton

                 *                      Trustee
------------------------------------
       S. James Coppersmith

     /s/ DR. JUDITH L. CRAVEN           Trustee                                   December 18, 2001
------------------------------------
       Dr. Judith L. Craven

       /s/ WILLIAM F. DEVIN             Trustee                                   December 18, 2001
------------------------------------
         William F. Devin

                 *                      Trustee
------------------------------------
        Samuel M. Eisenstat

                 *                      Trustee
------------------------------------
         Stephen J. Gutman

                 *                      Trustee
------------------------------------
         Sebastiano Sterpa

     *By: /s/ PETER E. PISAPIA                                                    December 18, 2001
------------------------------------
        (Peter E. Pisapia,
         Attorney-in-Fact)

                                  EXHIBIT INDEX

Exhibit No.                       Description
-----------                       -----------

      12(a) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Balanced Fund of North American Funds and the SunAmerica Balanced Assets Fund of SunAmerica Equity Funds.

      12(b) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Large Cap Growth Fund of North American Funds and the SunAmerica Blue Chip Growth Fund of SunAmerica Equity Funds.

      12(c) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Growth & Income Fund of North American Funds and the SunAmerica Growth and Income Fund of SunAmerica Equity Funds.

      12(d) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Mid Cap Growth Fund of North American Funds and the SunAmerica Growth Opportunities Fund of SunAmerica Equity Funds.

      12(e) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Global Equity Fund of North American Funds and the SunAmerica International Equity Fund of SunAmerica Equity Funds.

      12(f) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the International Equity Fund of North American Funds and the SunAmerica International Equity Fund of SunAmerica Equity Funds.

      12(g) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the International Small Cap Fund of North American Funds and the SunAmerica International Equity Fund of SunAmerica Equity Funds.

      12(h) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the SunAmerica International Equity Portfolio of SunAmerica Style Select Series, Inc. and the SunAmerica International Equity Fund of SunAmerica Equity Funds.